Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 11,562	$ 6,795	$ 17,377	$ 13,700	$ 13,116
Other comprehensive income (loss):
Net change in unrealized gains on available for sale securities	(5,350)	21	413	1,296	786
Reclassification adjustment for loss on sale of securities available for sale	0	3	3	0	0
Other comprehensive income (loss) before tax:	(5,350)	24
Income tax expense (benefit)	(1,563)	0
Other comprehensive income (loss), net of tax	(3,787)	24	416	1,296	786
Comprehensive income	$ 7,775	$ 6,819	$ 17,793	$ 14,996	$ 13,902